Goodwill (Tables)	6 Months Ended
Jun. 30, 2018
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Reconciliation of Goodwill

Million US dollar	30 June 2018	31 December 2017

Acquisition cost
Balance at end of previous year	140 980	135 897
Effect of movements in foreign exchange	(3 696)	4 684
Disposals through the sale of subsidiaries	(514)	—
Acquisitions through business combinations	0	398
Reclassified as held for sale	(13)	—

Balance at end of the period	136 757	140 980

Impairment losses
Balance at end of previous year	(40)	(34)
Impairment losses	0	(6)
Disposals through the sale of subsidiaries	35	—

Balance at end of the period	(5)	(40)

Carrying amount
at 31 December 2017	140 940	140 940
at 30 June 2018	136 752	—